ADVANCE FROM SHAREHOLDER (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Advance From Shareholder
Proceeds from Contributed Capital	$ 30,000	$ 0
Proceeds from company advances	30,000	$ 0
Proceeds from Loans	$ 0